Shareholder Fees - FidelityFreedomBlendFunds-PremierComboPRO	May 30, 2023 USD ($)
FidelityFreedomBlendFunds-PremierComboPRO | Fidelity Freedom Blend Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none